Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Warrant Derivative Liability	$ 7,403	$ 7,403
Accrued Expenses	297,086	198,193
Prepaid Investor Services	470,050	414,396
Non-cash interest	596,004
Intangibles (Intellectual Property and Patent Cost)	240,428	212,881
Deferred Rent	1,969
Formation Expense	7,208	7,208
Net Operating Loss carry forward	7,438,911	6,573,215
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Revalue of derivative liability	438,239	519,151
Stock Based Compensation	51,481	51,481
Total Deferred tax assets	9,509,400	7,944,549
R&D	(177,702)	(139,833)
Gain on extinguishment of debt	(266,987)
Capital Raising Costs	(255,614)	(133,335)
Total deferred tax liabilities	(700,303)	(273,168)
Net deferred tax assets	8,809,097	7,671,381
Valuation allowance	(8,809,097)	(7,671,381)
Net deferred taxes